BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current	$ 4,442	$ 2,567
Non-current	36,462	24,000
Credit facility, maximum borrowing capacity	528
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Total	40,904	$ 26,567
Increase in borrowings	14,337
Non-recourse borrowings | 2023 Acquisitions
Disclosure of detailed information about borrowings [line items]
Borrowings recognised as of acquisition date	9,100
Non-recourse borrowings | Gross Carrying Amount:
Disclosure of detailed information about borrowings [line items]
Total	41,940
Non-recourse borrowings | Gross Carrying Amount: | 2023
Disclosure of detailed information about borrowings [line items]
Total	4,668
Non-recourse borrowings | Canadian diversified midstream operation | Gross Carrying Amount: | 2023
Disclosure of detailed information about borrowings [line items]
Total	$ 1,200